Financial Liability - Additional Information (Details) $ / shares in Units, ¥ in Millions	1 Months Ended
	Oct. 31, 2020 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Oct. 31, 2020 CNY (¥)
Short-Term Debt [Line Items]
Short-term borrowings | $		$ 8,105,997	$ 6,402,231
Shengwei | Ordinary Shares
Short-Term Debt [Line Items]
Purchase of ordinary shares | shares	8,786,150
Shengwei | X-Charge Technology
Short-Term Debt [Line Items]
Percentage of equity interest owned	0.542%			0.542%
Equity interest, exercise price	$ 300,000			¥ 2
Warrants exercised | $ / shares		$ 0	$ 0
Short-term Bank Borrowings from SPD Silicon Valley Bank
Short-Term Debt [Line Items]
Short-term borrowings	$ 1,400,000			¥ 10